Exhibit EX1

KPMG LLP	Tel +44 (0) 113 231 3000
1 Sovereign Square	Fax +44 (0) 113 231 3200
Sovereign Street	john.midgley@kpmg.co.uk
Leeds LS1 4DA	Mobile +44 7500 607 840
United Kingdom

Private & confidential

The Directors

Together Asset Backed Securitisation

2024-1ST1 PLC

10th Floor 5 Churchill Place

London E14 5HU

Together Financial Services Limited

Together Commercial Finance Limited

Your ref TABS 11 Our ref JM/GP/CC1474 Contact John Midgley +44 113 231 3916

Together Personal Finance Limited

Lake View, Lakeside

Cheadle SK8 3GW

BNP Paribas

16 boulevard des Italiens

75009 Paris, France

Wells Fargo Securities International Limited

33 King William Street

London EC4R 9AT

Banco Santander S.A.

Avenida de Cantabria, s/n Ciudad Grupo

Santander, Edificio Dehesa, Planta 1,

28660 Boadilla del Monte,

Madrid, Spain

10 April 2024

Dear All

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 3 April 2024 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of mortgage loans referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL For full details of our professional regulation please refer to ‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

This Data AUP Letter is addressed to the directors of Together Asset Backed Securitisation 2024-1ST1 PLC (the “Issuer”), Together Financial Services Limited (“TFSL”), Together Commercial Finance Limited and Together Personal Finance Limited (the “Originators”), BNP Paribas and Wells Fargo Securities International Limited (together the “Arrangers”), Banco Santander S.A. (together with the Arrangers, the “Joint Lead Managers”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Originators are responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

We have been provided with a data file entitled “TABS 11 Pool.xlsx” containing a list of mortgage loans as at 31 January 2024 (the “Portfolio Date”) proposed to be the subject of a securitisation (the “Portfolio”). A sample of 417 items was drawn at random from the Portfolio (the “Sample”). The number of items in the Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A.

The Originators have subsequently provided to us a data file entitled “TABS_XI_BoE Loan Level Data_2024_01_31_AUP_Sample.xlsx” containing details relating to items in the Sample as at the Portfolio Date (the “Extraction File”), together with source documentation relating to the mortgage loans in the Sample.

The procedures were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Originators. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the mortgage properties.

The procedures performed did not address, without limitation: (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the Originators of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

Findings

The findings from the agreed-upon procedures are set out in Appendix B.

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix B: on the basis of the number of differences between the Extraction File and the Sources identified in the Sample (as reported on the ‘Differences’ lines of Appendix B and the number of missing sources relating to the Sample (as reported on the ‘Missing Sources’ line of Appendix B) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix B.

Details of the differences and missing documentation found as a result of the agreed-upon procedures, and listed in Appendix B, are set out in Appendix C.

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

Attached

Appendix A	Scope of the Services
Appendix B	Findings
Appendix C	Details of Findings

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Provision of a data file

The Data AUP Letter Recipients have informed us that the Originators will provide a data file to us containing a list of mortgage loans proposed to be the subject of a securitisation (the “Portfolio”). We will draw a sample of items at random from the data file (the “Sample”) and will notify the items selected to the Originators. The number of items in the Sample will be determined on the basis described under “Sampling” below.

The Originators will then provide a data file to us containing details relating to items in the Sample as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Extraction File”).

The Originators will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Sampling

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Portfolio using the following parameters:

•	Expected deviation rate: 0%

•	Tolerable deviation rate: 1%

•	Confidence level: 99%

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Extraction File are set out in the table below.

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

Procedure No	Data Attribute in the Extraction File	Procedure	Data Source	Tolerance

1	Employment Type

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the loan is self-funded, the Data Attribute may be recorded as ‘self-employed’ regardless of the borrower’s actual employment status

As instructed by the Originators, where the borrower has multiple employment types, we will consider the employment type which has higher income as shown on the Loan Origination System

			Application Form/Loan Rationale	We have not recorded a difference where the borrower is employed and the employment status is ‘self-employed’ and the loan is self-funded

2	First Time Buyer	For each item in the Sample, check whether the Data Attribute matches the Data Source For the avoidance of doubt for all loans that are buy to let we have marked this procedure as N/A	Application Form/Loan Rationale/ Loan Origination System	None

3	Loan Purpose

For each item in the Sample, check whether the Data Attribute matches the Data Source

Where the information in the Application Form does not match the Extraction File, the Loan Rationale will supersede the other Data Sources

			Application Form/Loan Rationale	None

4	Signatures

For each item in the Sample, we will check whether the Data Source was signed in the designated space

Where the Data Source includes a request to complete the Application Form electronically and no wet signature is present we have marked these items in the sample as N/A

As instructed by the Originators, where the application is a direct application we have marked these items in the Sample as N/A

			Application Form/Fair Processing Notice/Client Authority	None

5	Income

For each item in the Sample, we will check that there is evidence of income on file

For the avoidance of doubt, we have not sought to verify the income amounts shown in the Extraction File

As instructed by the Originators, where the income is automated, we will check the affordability screen within the Loan Origination System has been completed

As instructed by the Originators, where the Lending Standards state that an affordability assessment relating to income is not required we have marked this procedure as N/A

			Record of Income/ Valuation Report (BTL)/Tenancy Agreement (BTL)/Loan Origination System	None

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

6	Bankruptcy Flag

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

		Credit Report	None

7	Number of Unsatisfied CCJs

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

		Credit Report	None

8	Value of Unsatisfied CCJs

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

		Credit Report	None

9	Number of Satisfied CCJs

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

		Credit Report	None

10	Proof of ID

For each item in the Sample, check whether there is evidence of proof of ID within the loan file

As instructed by the Originators, where there is no evidence of the electronic ID check on the Credit Report nor evidence of Proof of ID, we will check the Financial Crime tab within the Loan Origination System for evidence of an electronic ID pass

		Credit Report/Proof of ID/Loan Origination System	None

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

11	Property Type

For each item in the Sample, check whether the Data Attribute matches the Data Source.

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report	None

12	Security Address

For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source

13	Signatures

For each item in the Sample, we will check whether the Data Source has been signed in the designated space

Where the Valuation Method (Procedure 16) in the Data Source was identified as an AVM, there is no signature available to perform this test. For the avoidance of doubt, we have marked these items in the Sample as N/A

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report	None

14	Valuation Amount

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where a council valuation has been performed and shows a lower valuation this will not be reported as a difference

As instructed by the Originators, where the purchase price stated on the Report on Title is lower than the original market value this will not be reported as a difference

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report/ Valuer Letter/Council Valuation/Report on Title	None

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

15	Valuation Date

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

			Valuation Report/ Valuer Letter	+/- 3 months

16	Valuation Method

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

			Valuation Report	None

17	Amount Advanced

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the Loan Acceptance Fee (LAF) has been amended after the Offer Letter was issued and there is a LAF Letter that confirms a reduction, and the difference between the Extraction File and Data Source is the same amount as the reduction shown in the IT System, this will not be reported as a difference

			Offer Letter/Loan Agreement	None

18	Borrower Name	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Offer Letter/Loan Agreement	Differences attributable to spelling mistakes or contractions are to be treated as matching the source

19	Interest Rate Type	For each item in the Sample, check whether the Data Attribute matches the Data Source	Offer Letter/Loan Agreement	None

20	Maturity Date

For each item in the Sample, check whether the Data Attribute matches the calculated Maturity Date

As instructed by the Originators, the Maturity Date is calculated by adding the Original Loan Term from the Data Source to the Origination Date as per the IT System (Procedure 32)

			Offer Letter/Loan Agreement	None

21	Original Loan Term	For each item in the Sample, check whether the Data Attribute matches the Data Source	Offer Letter/Loan Agreement	None

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

22	Repayment Type	For each item in the Sample, check whether the Data Attribute matches the Data Source	Offer Letter/Loan Agreement	None

23	Security Address	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Offer Letter/Loan Agreement	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source

24	Signatures

For each item in the Sample, we will check whether the Data Source has been signed in the designated space

As instructed by the Originators, where a Variation Letter has been used, this procedure has been marked as N/A

			Offer Letter/Loan Agreement	None

25	Borrower Name	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Legal Charge/ Certificate of Title/Report on Title/Standard Security/Land Registry	Differences attributable to spelling mistakes or contractions are to be treated as matching the source

26	Security Address	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Legal Charge/ Certificate of Title/Report on Title/Standard Security/Land Registry	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source

27	Arrears Balance	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

28	Current Principal Balance

For each item in the Sample, check whether the Data Attribute matches the Data Source

For the avoidance of doubt, we will check the Current Principal Balance shown in the Extraction File using the transaction history screen within the IT System as of the Portfolio Date adjusted for actuarial interest applied before that date

			IT System	None

29	Current Interest Rate	For each item in the Sample, check whether the Data Attribute matches the interest rate shown in the Data Source for the next monthly scheduled payment after the Portfolio Date	IT System	None

30	Last Date of Arrears	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

31	Number of Months in Arrears	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

32	Origination Date	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

33	Account Number	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

34	First Payment Received

For each item in the Sample, check whether the first payment has been received

Payments received before the second payment due date will not be considered as a difference

Where the Origination Date (Procedure 32) is less than one month prior to the Portfolio Date, the first payment is not yet due. For the avoidance of doubt, we have marked these items in the Sample as N/A

			IT System	None

35	First Charge	For each item in the Sample, check that the Originators are recorded as holding the first charge per the Report on Title, Land Registry or Title Register	Report on Title/Land Registry/Title Register	None

36	Shared Ownership

For each item in the Sample, check whether the Data Attribute matches the Data Source

Where an account is not on the Loan Origination System, we will check this to the Application Form

For the avoidance of doubt for all loans that are buy to let we have marked this procedure as N/A

			Loan Origination System/Application Form	None

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

Notes in relation to the manner of reporting certain findings

1) Reporting the findings

Where a data attribute contained in the Extraction File for an individual mortgage loan does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where the Data AUP Letter Recipients have instructed us not to perform a procedure in relation to certain items within the Sample, this is to be reported as ‘not applicable’ or ‘N/A’.

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’ or ‘MS’.

2) Statistical interpretation

For the purposes of the statistical interpretation, the Data AUP Letter Recipients require us to present the statistical extrapolation for each procedure as follows:

Primary calculation:

(i)

Calculation to be based on the total number of items in the Sample except where the Data AUP Letter Recipients have instructed us not to perform the procedure, in which event the calculation is to be based on the total number of items in the Sample after subtracting the number of items where the procedure is not to be performed.

(ii)	Calculation to be performed treating as errors both differences and missing sources.

Secondary calculation:

(iii)	Calculation to be based on the total number of items in the Sample after subtracting the number of items where the procedure is not to be performed and the number of items with missing sources.

(iv)	Calculation to be performed treating as errors differences only.

Where a procedure specifies agreement to specific documentation, and the Originators have provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

KPMG LLP Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation 10 April 2024

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.